Available-for-Sale Securities - Interest-bearing Investments in Available-for-Sale Securities (Detail) - USD ($) $ in Thousands		Sep. 30, 2025	Sep. 30, 2024
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	[1]		$ 316,400
Gross Unrealized Gains			0
Gross Unrealized Losses	[1]		5,238
Fair Value	[1]		311,162
Money Market Funds [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost		$ 118,163	142,920
Gross Unrealized Gains		0	0
Gross Unrealized Losses		0	0
Fair Value		$ 118,163	142,920
Corporate Bonds [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost			111,351
Gross Unrealized Gains			0
Gross Unrealized Losses			2,931
Fair Value			108,420
U.S. Government Treasuries [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost			36,904
Gross Unrealized Gains			0
Gross Unrealized Losses			1,371
Fair Value			35,533
Supranational and Sovereign Debt [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost			17,438
Gross Unrealized Gains			0
Gross Unrealized Losses			778
Fair Value			16,660
Municipal Bond [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost			4,317
Gross Unrealized Gains			0
Gross Unrealized Losses			126
Fair Value			4,191
Asset Backed Obligations [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost			3,470
Gross Unrealized Gains			0
Gross Unrealized Losses			32
Fair Value			$ 3,438

[1]	Available-for-sale securities with maturities longer than 90 days from the date of acquisition were classified as short-term interest-bearing investments and available-for-sale securities with maturities of 90 days or less from the date of acquisition were included in cash and cash equivalents on the Company’s consolidated balance sheets. As of September 30, 2025, all the securities were classified as cash and cash equivalents and as of September 30, 2024, $168,242 of securities were classified as short-term interest-bearing investments and $142,920 of securities were classified as cash and cash equivalents.